Financial risk management (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2026 SGD ($)
IfrsStatementLineItems [Line Items]
Collected trade percentage	95.00%	95.00%
Allowance for expected credit losses					$ 398,607
Tax rate effect	1.00%	1.00%	1.00%
Profit before income tax	$ (1,632,565)	$ (2,079,562)	$ 24,929	$ 2,023,322
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Profit before income tax		$ 23,000		$ 27,000
Three customers [member]
IfrsStatementLineItems [Line Items]
Trade receivables percentage	82.00%	82.00%	67.00%
One customer [member]
IfrsStatementLineItems [Line Items]
Sum receivables percentage	60.00%	60.00%	55.00%
Two Customers [member]
IfrsStatementLineItems [Line Items]
Trade receivables percentage	100.00%	100.00%